Shareholder Report, Holdings (Details)	Oct. 31, 2024
American Funds International Vantage Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class 529-A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class 529-A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class 529-C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class 529-C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class 529-E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class 529-E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class 529-T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class 529-T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class 529-F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class 529-F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class 529-F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class 529-F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class 529-F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class 529-F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-2E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-2E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-5E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-5E | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-5 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
American Funds International Vantage Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
American Funds International Vantage Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.73%
American Funds International Vantage Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.24%
American Funds International Vantage Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
American Funds International Vantage Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
American Funds International Vantage Fund - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
American Funds International Vantage Fund - Class R-6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
American Funds International Vantage Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
American Funds International Vantage Fund - Class R-6 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%